Taxation - Additional Information (Detail) - GBP (£) £ in Thousands			12 Months Ended
	Dec. 31, 2021	May 24, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax credit [line items]
Description of accumulated tax losses			A deferred tax asset on losses has been recognized up to the level of the deferred tax liability, resulting in a net deferred tax liability of £nil.
Deferred tax liability	£ 0		£ 0
Other taxes recoverable	809		809	£ 804
Uncertain tax position off balance sheet	£ 2,600		£ 2,600
Uncertain tax position off balance sheet | %	20.00%		20.00%
Indefinitely Expired [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward			£ 59,400
U.K. Tax Authority [Member]
Disclosure of income tax credit [line items]
Standard rate of corporation tax applied to reported loss			19.00%	19.00%
Rate at which deferred tax assets and liabilities would be recognized			25.00%
Tax Losses carry forward			£ 122,600
U.K. Tax Authority [Member] | Top of range [member]
Disclosure of income tax credit [line items]
Description of corporate tax reduction		25
U.K. Tax Authority [Member] | Bottom of range [member]
Disclosure of income tax credit [line items]
Description of corporate tax reduction		19
U.S. Tax Authority [Member]
Disclosure of income tax credit [line items]
Rate at which deferred tax assets and liabilities would be recognized	21.00%
Tax Losses carry forward			65,600
U.S. Tax Authority [Member] | Expire In 2023 [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward			£ 6,200
Expiration date			2022
U.S. Tax Authority [Member] | Expire In 2028 [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward			£ 3,500
Expiration date			2027